Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

December 6, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) with respect to the

VictoryShares Free Cash Flow Growth ETF (the “Fund”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Fund:

(1)The form of statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 124 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 2, 2024, accession number 0001683863-24- 008750.

If you have any questions or comments regarding this filing, please call Jay G. Baris of Sidley Austin LLP at 212-839-8600, or Matthew J. Kutner of Sidley Austin LLP at 212-839-8679.

                                                            Very truly yours,

Victory Portfolios II

By: /s/ Thomas Dusenberry

Thomas Dusenberry

President